Trade Accounts Payable - Supplier Finance Arrangements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts Payable Supplier Finance Arrangements [Abstract]
Average Payment period	104 days	104 days